                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):   [ ] is a restatement.

                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Norwest Venture Partners VI, LP

Address:    c/o Norwest Venture Partners
            525 University Avenue, Suite 800
            Palo Alto, CA 94301

Form 13F File Number: 028-06741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       George J. Still, Jr.

Title:      Authorized General Partner

Phone:      650/289-2228

Signature, Place, and Date of Signing:


/s/ George J. Still, Jr.          Palo Alto, CA                October 25, 2002


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   9

Form 13F Information Table Value Total:   $10,482
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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
                                                         VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT  PRN CALL DSCRETN  MANAGERS    SOLE    SHARED    NONE
--------------------------------------------------------------------------------------------------------------------------------
Agere Systems, Inc. - Class A    COM        00845V100         4     3,341  SH         SOLE                3,341       0       0
Agere Systems, Inc. - Class B    COM        00845V209        81    82,013  SH         SOLE               82,013       0       0
Avaya, Inc.                      COM        053499109        37    25,832  SH         SOLE               25,832       0       0
Docent, Inc.                     COM        25608L106     5,966 7,850,254  SH         SOLE            7,850,254       0       0
Lucent Technologies, Inc.        COM        549463107       236   309,995  SH         SOLE              309,995       0       0
Pegasus Communications Corp      COM        705904100       343   311,466  SH         SOLE              311,466       0       0
PMC-Sierra, Inc.                 COM        69344F106       334    86,019  SH         SOLE               86,019       0       0
Via Net.Works, Inc.              COM        925912107       178   291,928  SH         SOLE              291,928       0       0
Vignette Corp                    COM        926734104     3,303 4,123,493  SH         SOLE            4,123,493       0       0
